Share based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share based compensation
Note 24 - Share Based Compensation
Share Options
We have adopted a long-term Share Option Scheme ("Borr Scheme"). The Borr Scheme permits the board of directors, at its discretion, to grant options and to acquire shares in the Company, to employees, non-employees and directors of the Company or its subsidiaries. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five-year terms and vest equally over a period of 18 months to four years. The total number of shares authorized by the Board to be issued under the scheme is 10,897,000.
Share-based payment charges for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Share-based payment charge	2.1	0.1	0.7
Details regarding share option issuances for the year ended December 31, 2022 and 2021 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price	Share Price Grant Date
September 2022	1,333,334	4.00	3.96
September 2022	1,333,333	4.75	3.96
September 2022	1,333,333	5.50	3.96
August 2021	5,150,000	2.00	1.40
No share options were granted in the year ended December 31, 2020.
The fair values of the options issued in 2022 and 2021 were calculated at $8.0 million and $2.6 million, respectively, and are recognized as "General and administrative expenses" or "Rig operating and maintenance expenses" based on the employee's profit center in the Consolidated Statements of Operations over the vesting period. No share options were granted in the year ended December 31, 2020.
The table below sets forth the number of share options and weighted average fair value price for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1	5,670,000	0.64	885,000	1.91
Granted during the year	4,000,000	2.00	5,150,000	0.51
Forfeited during the year	(11,250)	2.68	(105,500)	1.24
Expired during the year	(213,744)	1.78	(259,500)	3.19
Outstanding at December 31	9,445,006	1.19	5,670,000	0.64
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2022	2021
Expected future volatility	76%	57%
Expected dividend rate	—%	—%
Risk-free rate	3.4% to 3.5%	0.5% to 0.8%
Expected life after vesting	3.5 years	2 years
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the Oslo Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2022, 2021 and 2020:

	2022		2021		2020
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	5,670,000	5.66	885,000	41.86	1,178,750	41.84
Granted during the year	4,000,000	4.75	5,150,000	2.00	—	—
Forfeited during the year	(11,250)	48.70	(105,500)	46.42	(293,750)	41.78
Expired during the year	(213,744)	38.47	(259,500)	40.64	—	—
Outstanding at December 31	9,445,006	4.48	5,670,000	5.66	885,000	41.86
Exercisable at December 31	271,250	45.00	411,244	41.75	572,000	40.54
Weighted average remaining life for the vested options as at December 31, 2022, 2021 and 2020 were 0.71 years, 1.19 years and 2.01 years respectively.
Performance Stock Units
Pursuant to the Long Term Incentive Plan ("LTIP"), we granted 500,000 Performance Stock Units ("PSUs") to our Chief Executive Officer during the year ended December 31, 2022. The PSUs will vest in full on September 1, 2025 depending on certain performance criteria linked to the closing share price. Pay out of the award is subject to reaching $10.00 per share on 75% of the days in the third quarter of 2025, prior to September 1, 2025.
PSUs expense for the year ended December 31, 2022 was $0.1 million.
The table below sets forth the number of PSUs and weighted average fair value price for the year ended December 31, 2022:

	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1, 2022	—	—
Granted during the year	500,000	2.02
Forfeited during the year	—	—
Expired during the year	—	—
Non-vested at December 31, 2022	500,000	2.02
No PSUs were granted during the years ended December 31, 2021 and 2020.
The fair value of the PSUs issued in 2022 was calculated at $1.0 million and is recognized in "General and administrative expenses" in the Consolidated Statements of Operations over the vesting period.
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

2022
Expected future volatility	81%
Share price at valuation date	$3.96
Expected dividend rate	—%
Risk-free rate	3.54%
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the New York Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
Restricted Stock Units
We granted 88,584 Restricted Stock Units ("RSUs") to our directors during the year ended December 31, 2022. The RSUs will vest in full on September 30, 2023 and are conditional on recipients continuing to serve as a director at the date of vesting.
RSUs expense for the year ended December 31, 2022 was $0.1 million.
The table below sets forth the number of RSUs and weighted average fair value price for the year ended December 31, 2022:

	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1, 2022	—	—
Granted during the year	88,584	5.08
Forfeited during the year	—	—
Expired during the year	—	—
Non-vested at December 31, 2022	88,584	5.08
No RSUs were granted during the years ended December 31, 2021 and 2020.
The fair value of the RSUs issued in 2022 was calculated at $0.5 million and is recognized in "General and administrative expenses" in the Consolidated Statements of Operations over the vesting period.
The fair value of the RSUs is estimated using the closing market price of our stock at grant date.